Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of goodwill

Goodwill
ThCh$
As of January 1, 2024
Historic cost	127,592,056
Book Value	127,592,056

As of December 31, 2024
Additions for business combinations (2)	5,557,026
Others increases (decreases) (1)	29,770,740
Conversion effect	(1,336,589)
Sub-Total	33,991,177
Book Value	161,583,233

As of December 31, 2024
Historic cost	161,583,233
Book Value	161,583,233

As of December 31, 2025
Others increases (1)	12,000,472
Others decreases (3)	(456,007)
Conversion effect	(24,577,080)
Sub-Total	(13,032,615)
Book Value	148,550,618

As of December 31, 2025
Historic cost	148,550,618
Book Value	148,550,618
(1)	Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”.
(2)	See Note 1 - General information, letter C), number (8).
(3)	See Note 1 - General Information, letter C), number (6).

Schedule of carrying amount goodwill

Segment	Cash Generating Unit	As of December 31, 2025	As of December 31, 2024
	(CGU)	ThCh$	ThCh$
Chile	Embotelladoras Chilenas Unidas S.A.	25,257,686	25,257,686
	Manantial S.A.	8,879,245	8,879,245
	Compañía Pisquera de Chile S.A.	9,808,550	9,808,550
	Los Huemules S.R.L.	314	480
	D&D SpA. (2)	2,100,677	2,100,677
	Cervecera Guayacán SpA. (3)	-	456,007
	Sub-Total	46,046,472	46,502,645
International Business	CCU Argentina S.A. and subsidiaries	45,633,300	54,647,107
	Aguas de Origen S.A. (1)	5,231,247	5,557,026
	Marzurel S.A., Coralina S.A. and Milotur S.A.	5,329,645	5,186,877
	Bebidas del Paraguay S.A. and Distribuidora del Paraguay S.A.	6,176,309	5,702,154
	Bebidas Bolivianas BBO S.A.	7,717,501	11,571,280
	Sub-Total	70,088,002	82,664,444
Wines	Viña San Pedro Tarapacá S.A.	32,416,144	32,416,144
	Sub-Total	32,416,144	32,416,144
Total		148,550,618	161,583,233
(1)	See Note 1 - General information, letter C), number (8).
(2)	See Note 1 - General information, letter C), number (12).
(3)	See Note 1 - General information, letter C), number (6).

Schedule of intangible assets with indefinite useful life

	Chile	Argentina	Uruguay	Paraguay	Bolivia

Estimated CAPEX for the year 2026 ThCh$	107,612	25,460	2,059	5,849	5,806
Perpetual growth	3.00%	4.00%	4.50%	3.50%	4.40%
Discount rate	8.27%	13.56%	7.40%	9.21%	16.20%